Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit, Weighted Average Discount Rates (Detail)	Dec. 31, 2023	Mar. 31, 2023
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average of the original discount rates	1.70%	1.60%
Weighted average of the current discount rates	2.10%	1.90%
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average of the original discount rates	1.70%	1.70%
Weighted average of the current discount rates	2.00%	1.80%
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Weighted average of the original discount rates	3.10%	2.90%
Weighted average of the current discount rates	5.20%	5.20%